UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-06096

The Torray Fund

(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1100

Bethesda, MD 20814-6523

(Address of principal executive offices) (Zip code)

William M Lane

Torray LLC

7501 Wisconsin Avenue, Suite 1100

Bethesda, MD 20814-6523

(Name and address of agent for service)

Registrant’s telephone number, including area code:         301-493-4600

Date of fiscal year end:         December 31

Date of reporting period:         June 30, 2008

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Torray Fund

Letter to Shareholders

July 14, 2008

Dear Fellow Shareholders,

The Torray Fund depreciated 14.9% during the first half of 2008, compared to a loss of 11.9% for the Standard & Poor’s 500 Index. We are disappointed with this result and know you are too. The optimism we expressed in last year’s annual report was based on what seemed at the time to be a sound economy with low unemployment and interest rates as well as historically moderate stock valuations. Normally one would expect a favorable return in this setting.

Regrettably, the situation has turned out to be anything but normal. A combination of sharply rising gasoline and food prices, the sub-prime mortgage meltdown and collapse in housing has seriously clouded the economic outlook, discouraging investors and undermining consumer confidence. Bank balance sheets have been impaired by write-downs and losses on a range of loans and investments that we discussed in our last two shareholder letters. In response, banks have been forced to beef up capital ratios, selling billions of dollars in equity and preferred stock to domestic and foreign investors. Fortunately, despite the enormous sums involved, the recapitalization efforts so far have been successful. Bank stocks, nevertheless, remain very weak and lending has turned negative, putting pressure on the economy and a wide range of corporate and individual borrowers.

All in all, with the exception of a few sectors — especially commodities — stocks have dropped sharply over the last nine months. The good news is that the bad news seems priced into a wide range of stocks that should make them attractive to investors with a long-term perspective; in saying this, we underscore long-term.

Stocks have gone nowhere for nearly 10 years. This has not happened since the 1965-74 period which was even worse. On top of that, markets are now dominated by hedge funds and other speculators, increasing volatility and adding to investors’ frustration and fears. It’s gotten to a point where many people are probably questioning whether they want to own stocks at all. On the other hand, bond yields are low, which creates a conundrum. Quality five-year corporate bonds and U.S. Treasuries yield only 4.3% and 3.1%, respectively, and tax-free municipals, 3%. These poor alternatives leave today’s bond buyer with a negative return after taxes and inflation — the latter now running at about 4%. Some, understandably, will say that a small loss on bonds is better than a big one on stocks. This is true only in the short run. Over the 70 years since 1938, bonds, net of inflation, returned only 1.6%, while stocks made 7%. At those rates it would take 45 years to double money in bonds, but only 10 years in stocks.

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The Torray Fund

Letter to Shareholders (continued)

July 14, 2008

Among other things, this certainly shows how far off base people were in the ‘90s thinking they could make 15% or 20% a year trading stocks and buying companies with no earnings and, in some cases, no sales, at astronomical valuations. When that bubble burst, the S&P Index dropped 50%, the NASDAQ, 80%. Even today the latter is still 60% below its March 2000 level. As we’ve written before, stocks measured over time cannot outrun economic fundamentals, but they certainly do outrun bonds.

Many investors are at an age where a decades-long outlook is not important, a point politely made to us by a number of our shareholder friends. We are sympathetic. What’s to be done? Unfortunately, there is no easy answer. For those waking up every night worrying, the best course may be to cut back on stocks and put the money in a bank, despite low interest rates. Having said that, our confidence in the future of the American economy and the historic record of stocks relative to the alternatives has not diminished. Although many stocks in The Torray Fund continue under pressure, they have reached levels that we believe are extraordinarily low. We have witnessed this situation many times over more than four-and-a-half decades, and in each case when the dust settled, stocks that had underperformed the most did the best.

On a different subject, it seems clear to us that financial markets have been turned into a virtual gambling emporium. The current focus is on what stocks will do today, tomorrow or next quarter, instead of long-term business prospects. We have always seen things the other way around. The surge of speculation has made share prices highly volatile, sometimes rising or falling 10% to 20% in a day on trivial news or suspect rumors. The SEC has just announced a broad-scale investigation into the latter. Many of these swings are in response to earnings releases that miss Wall Street estimates by pennies per share. For example, General Electric, one of our largest holdings, had originally forecast earnings of $2.42 per share for 2008. On April 11, the company reduced that estimate to $2.20-$2.30. The stock, which sold for $38 a week or so earlier, dropped to $32 after the announcement, for a loss of $60 billion in market value. Though the company had nothing further to say on the subject, the stock continued to decline, hitting a low of $26.15 on June 27. By then, GE’s 10 billion shares had lost a staggering $120 billion — 60 to 100 times the reduction in estimated earnings.

These meaningless ups and downs combined with generally falling prices and gloomy media coverage have heightened the public’s fear that something worse is in store. Meanwhile, the New York Stock Exchange is hostage to complex and opaque strategies that, in just minutes, cause wild swings in the market based on nothing substantive. On a recent day, our Fund’s price

2

The Torray Fund

Letter to Shareholders (continued)

July 14, 2008

was up two cents at seven minutes to four, but closed down 21 cents, or seven-tenths of one percent. We are aware of no changes whatsoever in the business fundamentals of any of our companies during those seven minutes. This level of volatility distorts the system and scares investors.

Short sellers (speculators that borrow shares to sell, hoping to buy them back later at cheaper prices, pocketing the difference) are another destabilizing factor in the market. The same thing happened in the 1930s when bands of Wall Street veterans combined to pull “bear raids” on crippled stocks, piling on those already in a downturn, driving them lower. The practice caused such a howl from bruised shareholders that in 1938 the SEC promulgated what became known as the “uptick rule.” Designed to restrain short selling in a falling market, it required that a stock could only be shorted at a price higher than its last sale. This effectively stopped the “bear raids.” A year ago, short selling proponents guilefully persuaded the SEC to lift the rule claiming that investors would somehow be better off. They aren’t. The short interest has nearly tripled this year to a record 18.7 billion shares, with a heavy concentration in the market’s weakest sectors.

According to a July 2 article by Deborah Brewster of the Financial Times reporting from New York, Wachtell, Lipton, Rosen and Katz, a prominent New York law firm and big advisor on mergers and acquisitions, recently sent a memo to clients saying that the SEC had filed the uptick rule based on a pilot program conducted during a period of rising stock prices and low volatility (a hostile environment for short selling). The limitations of that pilot had become “painfully clear,” the firm said. “Today, many of the same conditions that led to the adoption of the rule in 1938 are reappearing.” Wachtell went on to say that rumor mongering and “bear raids” by traders may have played a role in the demise of Bear Stearns. On July 8, Jamie Dimon, Chairman of JPMorgan Chase, echoed the point at the FDIC conference in Arlington, Virginia. He suggested the SEC subpoena telephone records, emails and correspondence of traders in Bear Stearns stock prior to its collapse to determine whether those heavily involved had engaged in illegal activity. Today, as we write, the SEC has done just that.

Now that the market has fallen more than 20% from its peak last October, Wall Street and the media have declared a bear market. The truth is, we’ve been in a bad (if not bear) market since the spring of 2000. At the highs back then, the S&P Index reached 1527, while last Friday, July 11, it closed at 1242 for a loss of 18.7%. Needless to say, this is a terrible outcome. The result is traceable to twin speculative bubbles: the first one in stocks, the second in houses. As far as we know, this has never happened in America before. Right at the top, in early 2000, the public couldn’t get enough stocks, and then, five years later, after prices had doubled, they were

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The Torray Fund

Letter to Shareholders (continued)

July 14, 2008

scrambling for houses. Now investors want neither. This highlights a defect in human wiring that invariably leads to disappointment: investors buy more when prices are inflated and sell when they fall — the opposite approach they take to everything else.

While these are uncertain times, and no one can know the future, stocks, from a historical perspective, are certainly a far better value now than they were eight years ago. Earnings on the S&P Index have risen from about $57 in 2000 to an expected $88 this year, and, as noted, the market has declined. Although the timing is unpredictable, we are confident that today’s fundamentals will ultimately be reflected in share prices, rewarding investors for their patience. Despite the many challenges our country has faced, things have always worked out in the end, and we believe this case will prove no different.

Sincerely,

Robert E. Torray

President

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The Torray Fund

PERFORMANCE DATA

As of June 30, 2008 (unaudited)

Average Annual Returns on an Investment in

The Torray Fund vs. the S&P 500 Index

For the periods ended June 30, 2008:

	1 Year		3 Years	5 Years	10 Years	Since Inception 12/31/90
The Torray Fund	(20.30%	)	0.62%	3.14%	2.64%	10.99%
S&P 500 Index	(13.12%	)	4.41%	7.59%	2.88%	10.26%

Cumulative Returns for the 17½ years ended June 30, 2008

The Torray Fund	519.56%
S&P 500 Index	452.58%

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The Torray Fund

PERFORMANCE DATA (continued)

As of June 30, 2008 (unaudited)

Change in Value of $10,000 Invested

on December 31, 1990 (commencement of operations) to:

	12/31/93	12/31/96	12/31/99	12/31/02	12/31/05	06/30/08
The Torray Fund	$15,448	$30,719	$56,519	$47,236	$64,542	$61,956
S&P 500 Index	$15,465	$26,499	$54,998	$34,318	$51,208	$55,258

The returns quoted represent past performance and do not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns current to the most recent month-end are available at www.torray.com. The returns shown do not reflect the deduction of taxes a shareholder would pay on the redemption of Fund shares and distributions. The Fund’s gross annual operating expense ratio, as stated in the current prospectus, is 1.09%. Returns on both The Torray Fund and the S&P 500 Index assume reinvestment of all dividends and distributions. The S&P 500 Index is an unmanaged index consisting of 500 U.S. large-cap stocks.

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The Torray Fund

FUND PROFILE

As of June 30, 2008 (unaudited)

DIVERSIFICATION (% of net assets)

Information Technology	20.73%
Financials	19.87
Industrials	17.45
Consumer Discretionary	12.44
Health Care	10.61
Consumer Staples	6.40
Materials	2.70
Energy	2.58
Short-Term Investments	7.29
Other Liabilities Less Assets	(0.07)

100.00%

TOP TEN EQUITY HOLDINGS

1.	Electronic Data Systems Corp.
2.	Johnson & Johnson
3.	International Business Machines Corp.
4.	Walt Disney Co. (The)
5.	Kraft Foods, Inc.
6.	Procter & Gamble Co.
7.	McGraw-Hill Cos., Inc. (The)
8.	Cisco Systems, Inc.
9.	Marsh & McLennan Cos., Inc.
10.	Automatic Data Processing, Inc.

PORTFOLIO CHARACTERISTICS

Net Assets (million)		$739
Number of Holdings		41
Portfolio Turnover		18.90%
P/E Multiple (forward)		12.6x
Portfolio Yield		2.46%
Market Capitalization	Average	47.0 B
	Median	24.5 B

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The Torray Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2008 (unaudited)

Shares		Market Value
COMMON STOCK 92.78%

20.73% INFORMATION TECHNOLOGY
1,234,984	Electronic Data Systems Corp.	$30,430,006
205,100	International Business Machines Corp.	24,310,503
934,800	Cisco Systems, Inc. *	21,743,448
506,200	Automatic Data Processing, Inc.	21,209,780
1,416,720	EMC Corp. *	20,811,617
970,775	Applied Materials, Inc.	18,532,095
751,300	Intel Corp.	16,137,924

		153,175,373

19.87% FINANCIALS
804,118	Marsh & McLennan Cos., Inc.	21,349,333
2,830,200	LaBranche & Co., Inc. *	20,037,816
398,200	Loews Corp.	18,675,580
42,447	Markel Corp. *	15,578,049
425,700	American International Group, Inc.	11,264,022
439,900	Bank of America Corp.	10,500,413
777,600	Fidelity National Financial, Inc., Class A	9,797,760
572,000	Citigroup, Inc.	9,586,720
782,100	CapitalSource, Inc. REIT	8,665,668
223,500	American Express Co.	8,419,245
862,935	DCT Industrial Trust, Inc. REIT	7,145,102
417,200	Allied Capital Corp.	5,794,908

		146,814,616

See notes to the financial statements.

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The Torray Fund

SCHEDULE OF INVESTMENTS (continued)

As of June 30, 2008 (unaudited)

Shares		Market Value

17.45% INDUSTRIALS
792,797	General Electric Co.	$21,159,752
272,000	3M Co.	18,928,480
698,746	Cintas Corp.	18,523,756
376,200	Illinois Tool Works, Inc.	17,873,262
230,900	Danaher Corp.	17,848,570
466,349	USG Corp. *	13,789,940
469,937	Owens Corning, Inc. *	10,691,067
205,600	Emerson Electric Co.	10,166,920

		128,981,747

12.44% CONSUMER DISCRETIONARY
772,900	Walt Disney Co. (The)	24,114,480
543,900	McGraw-Hill Cos., Inc. (The)	21,821,268
719,520	O’Reilly Automotive, Inc. *	16,081,272
1,013,700	CarMax, Inc. *	14,384,403
481,700	Gannett Co., Inc.	10,438,439
746,303	McClatchy Co., Class A	5,059,934

		91,899,796

10.61% HEALTH CARE
442,624	Johnson & Johnson	28,478,428
372,700	WellPoint, Inc. *	17,762,882
312,000	Abbott Laboratories	16,526,640
595,000	UnitedHealth Group, Inc.	15,618,750

		78,386,700

6.40% CONSUMER STAPLES
836,400	Kraft Foods, Inc., Class A	23,795,580
386,500	Procter & Gamble Co.	23,503,065

		47,298,645

See notes to the financial statements.

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The Torray Fund

SCHEDULE OF INVESTMENTS (continued)

As of June 30, 2008 (unaudited)

Shares		Market Value

2.70% MATERIALS
849,900	W.R. Grace & Co. *	$19,964,151

2.58% ENERGY
3,140,431	USEC, Inc. *	19,093,820

TOTAL COMMON STOCK 92.78%		685,614,848
(cost $741,002,608)

Principal Amount ($)
SHORT-TERM INVESTMENTS 7.29%
53,873,161	PNC Bank Money Market Account, 1.49%	53,873,161
(cost $53,873,161)

TOTAL INVESTMENTS 100.07%		739,488,009
(cost $794,875,769)

OTHER LIABILITIES LESS ASSETS (0.07%)		(535,207)

NET ASSETS 100.00%		$738,952,802

*	Non-income producing securities

See notes to the financial statements.

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The Torray Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2008 (unaudited)

ASSETS
Investments in securities at value (amortized cost $794,875,769)	$739,488,009
Interest and dividends receivable	1,125,630
Receivable for fund shares sold	681,034
Prepaid expenses	27,923

TOTAL ASSETS	741,322,596

LIABILITIES
Payable for fund shares redeemed	1,475,870
Payable to advisor	653,805
Accrued expenses	236,262
Payable to trustees	3,857

TOTAL LIABILITIES	2,369,794

NET ASSETS	$738,952,802

Shares of beneficial interest ($1 stated value, 24,967,600 shares outstanding, unlimited shares authorized)	$24,967,600
Paid-in-capital in excess of par	745,245,347
Accumulated undistributed net investment income	3,745
Accumulated net realized gain on investments	24,123,870
Net unrealized depreciation of investments	(55,387,760)

TOTAL NET ASSETS	$738,952,802

Net asset value, offering and redemption price per share	$29.60

See notes to the financial statements.

11

The Torray Fund

STATEMENT OF OPERATIONS

For the six months ended June 30, 2008 (unaudited)

INVESTMENT INCOME
Dividend income	$7,357,915
Interest income	759,133

Total income	8,117,048

EXPENSES
Management fees	4,214,236
Transfer agent fees & expenses	303,575
Legal fees	71,738
Custodian fees	34,503
Printing, postage & mailing	46,970
Trustees’ fees	19,585
Audit fees	18,706
Insurance expense	11,887
Registration & filing fees	6,203

Total expenses	4,727,403

NET INVESTMENT INCOME	3,389,645

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	24,123,894
Net change in unrealized appreciation (depreciation) on investments	(167,311,690)

Net realized and unrealized loss on investments	(143,187,796)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(139,798,151)

See notes to the financial statements.

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The Torray Fund

STATEMENTS OF CHANGES IN NET ASSETS

For the periods indicated:

	Six months ended 06/30/08 (unaudited)	Year ended 12/31/07
Decrease in Net Assets from Operations:
Net investment income	$3,389,645	$4,127,509
Net realized gain on investments	24,123,894	161,043,999
Net change in unrealized appreciation (depreciation) on investments	(167,311,690)	(167,246,623)

Net decrease in net assets from operations	(139,798,151)	(2,075,115)

Distributions to Shareholders from:
Net investment income ($0.182 and $0.121 per share, respectively)	(4,423,604)	(3,263,557)
Net realized gains ($1.242 and $4.718 per share, respectively)	(29,812,696)	(119,990,286)

Total distributions	(34,236,300)	(123,253,843)

Shares of Beneficial Interest
Decrease from share transactions	(87,356,493)	(73,246,614)

Total decrease	(261,390,944)	(198,575,572)

Net Assets — Beginning of Period	1,000,343,746	1,198,919,318

Net Assets — End of Period	$738,952,802	$1,000,343,746

Accumulated Undistributed Net Investment Income	$3,745	$1,037,704

See notes to the financial statements.

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The Torray Fund

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period presented:

PER SHARE DATA

	Six months ended 06/30/08 (unaudited)		Years ended December 31:
			2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$36.440		$41.570	$39.020	$41.080	$39.980	$32.240

Income from investment operations
Net investment income	0.134	(2)	0.152	0.073	0.133	0.165	0.220
Net gains (losses) on securities (both realized and unrealized)	(5.550)		(0.443)	5.176	0.653	2.523	7.864

Total from investment operations	(5.416)		(0.291)	5.249	0.786	2.688	8.084

Less: distributions
Dividends (from net investment income)	(0.182)		(0.121)	(0.087)	(0.133)	(0.165)	(0.220)
Distributions (from capital gains)	(1.242)		(4.718)	(2.612)	(2.713)	(1.423)	(0.124)

Total distributions	(1.424)		(4.839)	(2.699)	(2.846)	(1.588)	(0.344)

Net Asset Value, End of Period	$29.600		$36.440	$41.570	$39.020	$41.080	$39.980

TOTAL RETURN(1)	(14.92	%)**	(0.80%)	13.74%	2.08%	6.90%	25.19%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$738,953		$1,000,344	$1,198,919	$1,329,951	$1,734,500	$1,655,279
Ratios of expenses to average net assets	1.12	%*	1.09%	1.10%	1.07%	1.08%	1.11%
Ratios of net investment income to average net assets	0.80	%*	0.36%	0.18%	0.34%	0.41%	0.62%
Portfolio turnover rate	18.90	%**	50.47%	21.92%	33.16%	27.12%	37.11%

*	Annualized
**	Not Annualized
(1)	Past performance is not predictive of future performance.
(2)	Calculated based on the average amount of shares outstanding during the period.

See notes to the financial statements.

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The Torray Fund

NOTES TO FINANCIAL STATEMENTS

As of June 30, 2008 (unaudited)

NOTE 1 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Torray Fund (“Fund”) is a separate series of The Torray Fund (“Trust”). The Trust is registered under the Investment Company Act of 1940 as a no-load, diversified, open-end management investment company. The Trust was organized as a business trust under Massachusetts law. The Fund’s primary investment objective is to provide long-term total return. The Fund seeks to meet its objective by investing its assets in a diversified portfolio of common stocks. In order to accomplish these goals, the Fund intends to hold stocks for the long term, as opposed to actively buying and selling. There can be no assurances that the Fund’s investment objectives will be achieved.

The following is a summary of accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Securities Valuation    Portfolio securities for which market quotations are readily available are valued at market value, which is determined by using the last reported sale price, or, if no sales are reported, the last reported bid price. For NASDAQ traded securities, market value is determined on the basis of the NASDAQ official closing price instead of the last reported sales price. Other assets and securities for which no quotations are readily available or for which Torray LLC (the “Advisor”) believes do not reflect market value are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Trustees in accordance with the Fund’s Valuation Procedures. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”) In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund has adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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The Torray Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2008 (unaudited)

The summary of inputs used to value the Fund’s net assets as of June 30, 2008 is as follows:

Valuation Inputs
Level 1 — Quoted Prices	$739,488,009
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total Market Value of Investments	$739,488,009

Securities Transactions and Investment Income    Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income, including amortization of discount on short-term investments, and expenses are recorded on the accrual basis. Premium and discount are amortized using the effective yield to maturity method.

Federal Income Taxes    The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments to its shareholders. Therefore, no federal income tax provision is required.

The Fund adopted the provisions of FASB Interpretation No. 48 (“FIN48”), Accounting for Uncertainty in Income Taxes, on June 29, 2007. The implementation of FIN48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the Fund. As of and during the period ended June 30, 2008, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Net Asset Value    The net asset value per share of the Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of the Fund’s net assets by the number of shares outstanding.

Interest Expense    When cash balances are overdrawn in the Fund’s custody account, the Fund is charged an overdraft fee equal to 1.25% above the Federal Funds Rate. In addition, in December 2006, the Trust entered into a line of credit facility with PNC Bank. Under the terms of the line of credit, the separate series of the Trust (including the Fund) may borrow up to $20,000,000 on a short-term basis with interest accruing at the Federal Funds Rate plus 0.75%. As of June 30, 2008, the Fund had no outstanding borrowings under this line of credit facility.

Use of Estimates    In preparing financial statements in accordance with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the

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The Torray Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2008 (unaudited)

financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 2 — SHARES OF BENEFICIAL INTEREST TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	Six months ended 06/30/08		Year ended 12/31/07
	Shares	Amount	Shares	Amount
Shares issued	1,384,783	$46,534,884	2,839,192	$115,735,240
Reinvestments of dividends and distributions	1,099,169	33,073,463	3,222,408	119,041,292
Shares redeemed	(4,965,630)	(166,964,840)	(7,456,654)	(308,023,146)

	(2,481,678)	$(87,356,493)	(1,395,054)	$(73,246,614)

Officers, Trustees and affiliated persons of The Torray Fund and their families directly or indirectly control 1,828,793 shares or 9.63% of the Fund.

NOTE 3 — INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2008, aggregated $145,740,056 and $246,866,806, respectively.

NOTE 4 — MANAGEMENT FEES

Pursuant to the Management Contract, Torray LLC provides investment advisory and administrative services to the Fund. The Fund pays Torray LLC a management fee, computed daily and payable monthly at the annual rate of 1.00% of the Fund’s average daily net assets. For the six months ended June 30, 2008, The Torray Fund paid management fees of $4,214,236.

Excluding the management fee, other expenses incurred by the Fund during the six months ended June 30, 2008, totaled $513,167. These expenses include all costs associated with the Fund’s operations including transfer agent fees, independent trustees’ fees ($14,000 per annum and $2,000 for each board meeting attended per trustee), taxes, dues, fees and expenses of registering and qualifying the Fund and its shares for distribution, charges of custodian, auditing and legal expenses, insurance premiums, supplies, postage, expenses of issue or redemption of shares, reports to shareholders and trustees, expenses of printing and mailing prospectuses, proxy statements and proxies to existing shareholders, and other miscellaneous expenses.

Certain officers and trustees of the Fund are also officers and/or shareholders of Torray LLC.

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The Torray Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2008 (unaudited)

NOTE 5 — TAX MATTERS

Distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

The tax character of distributions paid during the year ended December 31, 2007 were as follows:

2007
Distributions paid from:
Ordinary income	$7,706,855
Long-term capital gain	115,546,988

$123,253,843

The primary difference between book basis and tax basis distributions is differing book and tax treatment of short-term capital gains.

The following information is based upon the book basis of investment securities as of June 30, 2008:

Gross unrealized appreciation	$90,354,977
Gross unrealized depreciation	(145,742,737)

Net unrealized depreciation	$(55,387,760)

Cost	$794,875,769

NOTE 6 — COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

18

The Torray Fund

PORTFOLIO HOLDINGS, PROXY VOTING AND PROCEDURES

As of June 30, 2008 (unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-443-3036; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-443-3036; and on the Commission’s website at http://www.sec.gov.

19

The Torray Fund

ABOUT YOUR FUND EXPENSES

As of June 30, 2008 (unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees, and other fund expenses. Operating expenses, which are deducted directly from the Fund’s gross income, directly reduce the investment return of the Fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates the Fund’s cost in two ways:

Actual Fund Return    This section helps you estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period” on the next page.

Hypothetical 5% Return    This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, and that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transactions fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculation assumes no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

20

The Torray Fund

ABOUT YOUR FUND’S EXPENSES (continued)

As of June 30, 2008 (unaudited)

More information about the Fund’s expenses, including recent annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$850.80	$5.15
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.29	$5.62

*	Expenses are equal to the Fund’s annualized expense ratio of 1.12% for the period, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

21

TRUSTEES

Carol Crawford

Bruce C. Ellis

William M Lane

Robert P. Moltz

Wayne H. Shaner

INVESTMENT ADVISOR

Torray LLC

OFFICERS

Robert E. Torray

William M Lane

Fred M. Fialco

Shawn M. Hendon

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

Briggs, Bunting & Dougherty, LLP

Two Penn Center Plaza, Suite 820

Philadelphia, PA 19102-1732

TRANSFER AGENT

PNC Global Investment Servicing

101 Sabin Street

Pawtucket, RI 02860-1427

LEGAL COUNSEL

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006

Distributed by PFPC Distributors, Inc.

760 Moore Road, King of Prussia, PA 19406-1212

Date of first use, August 2008

This report is not authorized for distribution to

prospective investors unless preceded or accompanied

by a current prospectus. All indices are unmanaged

groupings of stocks that are not available for

investment.

The

TORRAY

FUND

SEMI-ANNUAL REPORT

June 30, 2008

The Torray Fund

Suite 1100

7501 Wisconsin Avenue

Bethesda, Maryland 20814-6523

(301) 493-4600

(800) 443-3036

The Torray Institutional Fund

Letter to Shareholders

July 14, 2008

Dear Fellow Shareholders,

The Torray Institutional Fund depreciated 14.8% during the first half of 2008, compared to a loss of 11.9% for the Standard & Poor’s 500 Index. We are disappointed with this result and know you are too. Although shareholder redemptions have reduced the Fund’s assets substantially, they have not had the slightest impact on the quality or potential of the companies in the portfolio. Our optimism about their long-term prospects is undiminished. Please be assured that regardless of the Fund’s size, we remain strongly committed to maintaining it, using the same philosophy and strategy we’ve employed all along. Your management now owns nearly 50% of the shares outstanding.

The upbeat view we expressed in last year’s annual report was based on what seemed at the time to be a sound economy with low unemployment and interest rates, as well as historically moderate stock valuations. Normally one would expect a favorable return in this setting.

Regrettably, the situation has turned out to be anything but normal. A combination of sharply rising gasoline and food prices, the sub-prime mortgage meltdown and collapse in housing has seriously clouded the economic outlook, discouraging investors and undermining consumer confidence. Bank balance sheets have been impaired by write-downs and losses on a range of loans and investments that we discussed in our last two shareholder letters. In response, banks have been forced to beef up capital ratios, selling billions of dollars in equity and preferred stock to domestic and foreign investors. Fortunately, despite the enormous sums involved, the recapitalization efforts so far have been successful. Bank stocks, nevertheless, remain very weak and lending has turned negative, putting pressure on the economy and a wide range of corporate and individual borrowers.

All in all, with the exception of a few sectors — especially commodities — stocks have dropped sharply over the last nine months. The good news is that the bad news seems priced into a wide range of stocks that should make them attractive to investors with a long-term perspective; in saying this, we underscore long-term.

Stocks have gone nowhere for almost 10 years. This has not happened since the 1965-74 period which was even worse. On top of that, markets are now dominated by hedge funds and other speculators, increasing volatility and adding to investors’ frustration and fears. It’s gotten to a point where many people are probably questioning whether they want to own stocks at all. On the other hand, bond yields are low, which creates a conundrum. Quality five-year corporate

The Torray Institutional Fund

Letter to Shareholders (continued)

July 14, 2008

bonds and U.S. Treasuries yield only 4.3% and 3.1%, respectively, and tax-free municipals, 3%. These poor alternatives leave today’s bond buyer with a negative return after taxes and inflation — the latter now running at about 4%. Some, understandably, will say that a small loss on bonds is better than a big one on stocks. This is true only in the short run. Over the 70 years since 1938, bonds, net of inflation, returned only 1.6%, while stocks made 7%. At those rates it would take 45 years to double money in bonds, but only 10 years in stocks.

Among other things, this certainly shows how far off base people were in the ‘90s thinking they could make 15% or 20% a year trading stocks and buying companies with no earnings and, in some cases, no sales, at astronomical valuations. When that bubble burst, the S&P Index dropped 50%, the NASDAQ, 80%. Even today the latter is still 60% below its March 2000 level. As we’ve written before, stocks measured over time cannot outrun economic fundamentals, but they certainly do outrun bonds.

Many investors are at an age where a decades-long outlook is not important, a point politely made to us by a number of our shareholder friends. We are sympathetic. What’s to be done? Unfortunately, there is no easy answer. For those waking up every night worrying, the best course may be to cut back on stocks and put the money in a bank, despite low interest rates. Having said that, our confidence in the future of the American economy and the historic record of stocks relative to the alternatives has not diminished. Although many stocks in The Torray Institutional Fund continue under pressure, they have reached levels that we believe are extraordinarily low. We have witnessed this situation many times over more than four-and-a-half decades, and in each case when the dust settled, stocks that had underperformed the most did the best.

On a different subject, it seems clear to us that financial markets have been turned into a virtual gambling emporium. The current focus is on what stocks will do today, tomorrow or next quarter, instead of long-term business prospects. We have always seen things the other way around. The surge of speculation has made share prices highly volatile, sometimes rising or falling 10% to 20% in a day on trivial news or suspect rumors. The SEC has just announced a broad-scale investigation into the latter. Many of these swings are in response to earnings releases that miss Wall Street estimates by pennies per share. For example, General Electric, one of our largest holdings, had originally forecast earnings of $2.42 per share for 2008. On April 11, the company reduced that estimate to $2.20-$2.30. The stock, which sold for $38 a week or so earlier, dropped to $32 after the announcement, for a loss of $60 billion in market value. Though

The Torray Institutional Fund

Letter to Shareholders (continued)

July 14, 2008

the company had nothing further to say on the subject, the stock continued to decline, hitting a low of $26.15 on June 27. By then, GE’s 10 billion shares had lost a staggering $120 billion — 60 to 100 times the reduction in estimated earnings.

These meaningless ups and downs combined with generally falling prices and gloomy media coverage have heightened the public’s fear that something worse is in store. Meanwhile, the New York Stock Exchange is hostage to complex and opaque strategies that, in just minutes, cause wild swings in the market based on nothing substantive. On a recent day, our Fund’s price was up five cents at seven minutes to four, but closed down 49 cents, or seven-tenths of one percent. We are aware of no changes whatsoever in the business fundamentals of any of our companies during those seven minutes. This level of volatility distorts the system and scares investors.

Short sellers (speculators that borrow shares to sell, hoping to buy them back later at cheaper prices, pocketing the difference) are another destabilizing factor in the market. The same thing happened in the 1930s when bands of Wall Street veterans combined to pull “bear raids” on crippled stocks, piling on those already in a downturn, driving them lower. The practice caused such a howl from bruised shareholders that in 1938 the SEC promulgated what became known as the “uptick rule.” Designed to restrain short selling in a falling market, it required that a stock could only be shorted at a price higher than its last sale. This effectively stopped the “bear raids.” A year ago, short selling proponents guilefully persuaded the SEC to lift the rule claiming that investors would somehow be better off. They aren’t. The short interest has nearly tripled this year to a record 18.7 billion shares, with a heavy concentration in the market’s weakest sectors.

According to a July 2 article by Deborah Brewster of the Financial Times reporting from New York, Wachtell, Lipton, Rosen and Katz, a prominent New York law firm and big advisor on mergers and acquisitions, recently sent a memo to clients saying that the SEC had filed the uptick rule based on a pilot program conducted during a period of rising stock prices and low volatility (a hostile environment for short selling). The limitations of that pilot had become “painfully clear,” the firm said. “Today, many of the same conditions that led to the adoption of the rule in 1938 are reappearing.” Wachtell went on to say that rumor mongering and “bear raids” by traders may have played a role in the demise of Bear Stearns. On July 8, Jamie Dimon, Chairman of JPMorgan Chase, echoed the point at the FDIC conference in Arlington, Virginia. He suggested the SEC subpoena telephone records, emails and correspondence of traders in Bear Stearns stock prior to its collapse to determine whether those heavily involved had engaged in illegal activity. Today, as we write, the SEC has done just that.

The Torray Institutional Fund

Letter to Shareholders (continued)

July 14, 2008

Now that the market has fallen more than 20% from its peak last October, Wall Street and the media have declared a bear market. The truth is, we’ve been in a bad (if not bear) market since the spring of 2000. At the highs back then, the S&P Index reached 1527, while last Friday, July 11, it closed at 1242 for a loss of 18.7%. Needless to say, this is a terrible outcome. The result is traceable to twin speculative bubbles: the first one in stocks, the second in houses. As far as we know, this has never happened in America before. Right at the top, in early 2000, the public couldn’t get enough stocks, and then, five years later, after prices had doubled, they were scrambling for houses. Now investors want neither. This highlights a defect in human wiring that invariably leads to disappointment: investors buy more when prices are inflated and sell when they fall — the opposite approach they take to everything else.

While these are uncertain times, and no one can know the future, stocks, from a historical perspective, are certainly a far better value now than they were eight years ago. Earnings on the S&P Index have risen from about $57 in 2000 to an expected $88 this year, and, as noted, the market has declined. Although the timing is unpredictable, we are confident that today’s fundamentals will ultimately be reflected in share prices, rewarding investors for their patience. Despite the many challenges our country has faced, things have always worked out in the end, and we believe this case will prove no different.

Sincerely,

Robert E. Torray

President

The Torray Institutional Fund

PERFORMANCE DATA

As of June 30, 2008 (unaudited)

Average Annual Returns on an Investment in

The Torray Institutional Fund vs. the S&P 500 Index

For the periods ended June 30, 2008:

	1 Year		3 Years		5 Years	Since Inception 06/30/01
The Torray Institutional Fund	(21.97%	)	(1.27%	)	2.19%	1.91%
S&P 500 Index	(13.12%	)	4.41%		7.59%	2.45%

Cumulative Returns for the 7 years ended June 30, 2008

The Torray Institutional Fund	14.14%
S&P 500 Index	18.50%

The Torray Institutional Fund

PERFORMANCE DATA (continued)

As of June 30, 2008 (unaudited)

Change in Value of $5,000,000 Invested

on June 30, 2001 (commencement of operations) to:

	12/31/02	12/31/04	12/31/06	06/30/08
The Torray Institutional Fund	$4,537,500	$6,123,000	$6,908,000	$5,707,000
S&P 500 Index	$3,682,500	$5,255,500	$6,373,000	$5,925,000

The returns quoted represent past performance and do not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns current to the most recent month-end are available at www.torray.com. The returns shown do not reflect the deduction of taxes a shareholder would pay on the redemption of Fund shares and distributions. The Fund’s gross annual operating expense ratio, as stated in the current prospectus, is 0.85%. Returns on both The Torray Institutional Fund and the S&P 500 Index assume reinvestment of all dividends and distributions. The S&P 500 Index is an unmanaged index consisting of 500 U.S. large-cap stocks.

The Torray Institutional Fund

FUND PROFILE

As of June 30, 2008 (unaudited)

DIVERSIFICATION (% of net assets)

Financials	20.49%
Information Technology	19.97
Industrials	16.80
Consumer Discretionary	11.99
Health Care	10.31
Consumer Staples	6.16
Energy	2.52
Materials	2.49
Short-Term Investments	9.36
Other Liabilities Less Assets	(0.09)

100.00%

TOP TEN EQUITY HOLDINGS

1.	Electronic Data Systems Corp.
2.	LaBranche & Co., Inc.
3.	Johnson & Johnson
4.	International Business Machines Corp.
5.	Kraft Foods, Inc., Class A
6.	Walt Disney Co. (The)
7.	Procter & Gamble Co.
8.	McGraw-Hill Cos., Inc. (The)
9.	Marsh & McLennan Cos., Inc.
10.	General Electric Co.

PORTFOLIO CHARACTERISTICS

Net Assets (million)		$29
Number of Holdings		41
Portfolio Turnover		21.83%
P/E Multiple (forward)		12.6x
Portfolio Yield		2.44%
Market Capitalization	Average	47.0 B
	Median	24.5 B

The Torray Institutional Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2008 (unaudited)

Shares		Market Value
COMMON STOCK 90.73%

20.49% FINANCIALS
163,000	LaBranche & Co., Inc. *	$1,154,040
30,817	Marsh & McLennan Cos., Inc.	818,191
15,300	Loews Corp.	717,570
1,600	Markel Corp. *	587,200
16,200	American International Group, Inc.	428,652
16,700	Bank of America Corp.	398,629
30,200	Fidelity National Financial, Inc., Class A	380,520
21,000	Citigroup, Inc.	351,960
30,500	CapitalSource, Inc. REIT	337,940
8,523	American Express Co.	321,062
33,465	DCT Industrial Trust, Inc. REIT	277,090
16,100	Allied Capital Corp.	223,629

		5,996,483

19.97% INFORMATION TECHNOLOGY
48,516	Electronic Data Systems Corp.	1,195,434
7,800	International Business Machines Corp.	924,534
19,216	Automatic Data Processing, Inc.	805,150
54,442	EMC Corp. *	799,753
34,300	Cisco Systems, Inc. *	797,818
37,193	Applied Materials, Inc.	710,014
28,456	Intel Corp.	611,235

		5,843,938

See notes to the financial statements.

The Torray Institutional Fund

SCHEDULE OF INVESTMENTS (continued)

As of June 30, 2008 (unaudited)

Shares		Market Value

16.80% INDUSTRIALS
30,419	General Electric Co.	$811,883
10,600	3M Co.	737,654
26,792	Cintas Corp.	710,256
14,000	Illinois Tool Works, Inc.	665,140
8,600	Danaher Corp.	664,780
17,967	USG Corp. *	531,284
17,918	Owens Corning, Inc. *	407,635
7,846	Emerson Electric Co.	387,985

		4,916,617

11.99% CONSUMER DISCRETIONARY
28,810	Walt Disney Co. (The)	898,872
21,200	McGraw-Hill Cos., Inc. (The)	850,544
27,525	O’Reilly Automotive, Inc. *	615,184
38,600	CarMax, Inc. *	547,734
18,600	Gannett Co., Inc.	403,062
28,612	McClatchy Co., Class A	193,989

		3,509,385

10.31% HEALTH CARE
16,964	Johnson & Johnson	1,091,464
14,600	WellPoint, Inc. *	695,836
11,800	Abbott Laboratories	625,046
23,100	UnitedHealth Group, Inc.	606,375

		3,018,721

See notes to the financial statements.

The Torray Institutional Fund

SCHEDULE OF INVESTMENTS (continued)

As of June 30, 2008 (unaudited)

Shares		Market Value

6.16% CONSUMER STAPLES
31,900	Kraft Foods, Inc., Class A	$907,555
14,700	Procter & Gamble Co.	893,907

		1,801,462

2.52% ENERGY
121,293	USEC, Inc. *	737,462

2.49% MATERIALS
30,995	W.R. Grace & Co. *	728,073

TOTAL COMMON STOCK 90.73%		26,552,141
(cost $29,753,318)

Principal Amount ($)
SHORT-TERM INVESTMENTS 9.36%
2,737,979	PNC Bank Money Market Account, 1.49%	2,737,979
(cost $2,737,979)

TOTAL INVESTMENTS 100.09%		29,290,120
(cost $32,491,297)
OTHER LIABILITIES LESS ASSETS (0.09%)		(27,008)

NET ASSETS 100.00%		$29,263,112

*	Non-income producing securities

See notes to the financial statements.

The Torray Institutional Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2008 (unaudited)

ASSETS
Investments in securities at value (amortized cost $32,491,297)	$29,290,120
Interest and dividends receivable	50,951

TOTAL ASSETS	29,341,071

LIABILITIES
Payable for fund shares redeemed	40,552
Payable to advisor	37,407

TOTAL LIABILITIES	77,959

NET ASSETS	$29,263,112

Shares of beneficial interest ($1 stated value, 439,940 shares outstanding, unlimited shares authorized)	$439,940
Paid-in-capital in excess of par	31,941,169
Accumulated undistributed net investment income	172
Accumulated net realized gain on investments	83,008
Net unrealized depreciation of investments	(3,201,177)

TOTAL NET ASSETS	$29,263,112

Net Asset Value, Offering and Redemption Price Per Share	$66.52

See notes to the financial statements.

The Torray Institutional Fund

STATEMENT OF OPERATIONS

For the six months ended June 30, 2008 (unaudited)

INVESTMENT INCOME
Dividend income	$342,375
Interest income	41,092

Total income	383,467

EXPENSES
Management fees	174,813

Total expenses	174,813

NET INVESTMENT INCOME	208,654

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	585,821
Net change in unrealized appreciation (depreciation) on investments	(6,795,297)

Net realized and unrealized loss on investments	(6,209,476)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(6,000,822)

See notes to the financial statements.

The Torray Institutional Fund

STATEMENTS OF CHANGES IN NET ASSETS

For the periods indicated:

	Six months ended 06/30/08 (unaudited)	Year ended 12/31/07
Decrease in Net Assets from Operations:
Net investment income	$208,654	$1,023,599
Net realized gain on investments	585,821	30,615,499
Net change in unrealized appreciation (depreciation) on investments	(6,795,297)	(32,380,205)

Net decrease in net assets from operations	(6,000,822)	(741,107)

Distributions to Shareholders from:
Net investment income ($0.440 and $0.716 per share, respectively)	(210,306)	(919,415)
Net realized gains ($1.889 and $23.946 per share, respectively)	(806,861)	(19,038,918)

Total distributions	(1,017,167)	(19,958,333)

Shares of Beneficial Interest
Decrease from share transactions	(10,407,423)	(138,463,291)

Total decrease	(17,425,412)	(159,162,731)

Net Assets — Beginning of Period	46,688,524	205,851,255

Net Assets — End of Period	$29,263,112	$46,688,524

Accumulated Undistributed Net Investment Income	$172	$1,824

See notes to the financial statements.

The Torray Institutional Fund

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period presented:

PER SHARE DATA

	Six months ended 06/30/08 (unaudited)		Years ended December 31:
			2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$80.800		$108.640	$111.920	$116.290	$110.520	$89.490

Income from investment operations:
Net investment income	0.376	(3)	0.896	0.720	0.616	0.588	0.671
Net gains (losses) on securities (both realized and unrealized)	(12.327)		(4.074)	11.587	0.748 (2)	7.025	22.586

Total from investment operations	(11.951)		(3.178)	12.307	1.364	7.613	23.257

Less: distributions
Dividends (from net investment income)	(0.440)		(0.716)	(0.790)	(0.616)	(0.588)	(0.671)
Distributions (from capital gains)	(1.889)		(23.946)	(14.797)	(5.118)	(1.255)	(1.556)

Total distributions	(2.329)		(24.662)	(15.587)	(5.734)	(1.843)	(2.227)

Net Asset Value, End of Period	$66.520		$80.800	$108.640	$111.920	$116.290	$110.520

TOTAL RETURN(1)	(14.83	%)**	(3.01%)	11.40%	1.28%	6.96%	26.16%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$29,263		$46,689	$205,851	$400,665	$1,012,566	$598,183
Ratios of expenses to average net assets	0.85	%*	0.85%	0.85%	0.85%	0.85%	0.85%
Ratios of net investment income to average net assets	1.01	%*	0.66%	0.60%	0.59%	0.56%	0.80%
Portfolio turnover rate	21.83	%**	44.32%	24.26%	53.66%	16.12%	22.20%

*	Annualized
**	Not Annualized
(1)	Past performance is not predictive of future performance.
(2)

The amount shown for the year ended December 31, 2005 for a share outstanding throughout the year does not accord with the aggregate net losses on investments reported in the statement of operations for the year because of the timing of sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.

(3)	Calculated based on the average amount of shares outstanding during the period.

See notes to the financial statements.

The Torray Institutional Fund

NOTES TO FINANCIAL STATEMENTS

As of June 30, 2008 (unaudited)

NOTE 1 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Torray Institutional Fund (“Fund”) is a separate series of The Torray Fund (“Trust”). The Trust is registered under the Investment Company Act of 1940 as a no-load, diversified, open-end management investment company. The Trust was organized as a business trust under Massachusetts law and the Fund commenced operations on June 30, 2001. The Fund’s primary investment objective is to provide long-term total return. The Fund seeks to meet its objective by investing its assets in a diversified portfolio of common stocks. In order to accomplish these goals, the Fund intends to hold stocks for the long term, as opposed to actively buying and selling. There can be no assurances that the Fund’s investment objectives will be achieved.

The following is a summary of accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Securities Valuation    Portfolio securities for which market quotations are readily available are valued at market value, which is determined by using the last reported sale price, or, if no sales are reported, the last reported bid price. For NASDAQ traded securities, market value is determined on the basis of the NASDAQ official closing price instead of the last reported sales price. Other assets and securities for which no quotations are readily available or for which Torray LLC (the “Advisor”) believes do not reflect market value are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Trustees in accordance with the Fund’s Valuation Procedures. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”)    In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund has adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Torray Institutional Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2008 (unaudited)

The summary of inputs used to value the Fund’s net assets as of June 30, 2008 is as follows:

Valuation Inputs
Level 1 — Quoted Prices	$29,290,120
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total Market Value of Investments	$29,290,120

Securities Transactions and Investment Income    Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income, including amortization of discount on short-term investments, and expenses are recorded on the accrual basis. Premium and discount are amortized using the effective yield to maturity method.

Federal Income Taxes    The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments to its shareholders. Therefore, no federal income tax provision is required.

The Fund adopted the provisions of FASB Interpretation No. 48 (“FIN48”), Accounting for Uncertainty in Income Taxes, on June 29, 2007. The implementation of FIN48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the Fund. As of and during the period ended June 30, 2008, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Net Asset Value    The net asset value per share of the Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of the Fund’s net assets by the number of shares outstanding.

Interest Expense    When cash balances are overdrawn in the Fund’s custody account, the Fund is charged an overdraft fee equal to 1.25% above the Federal Funds Rate. Such overdraft fees are paid by the Advisor under the comprehensive management fee arrangement described in Note 4. In addition, in December 2006, the Trust entered into a line of credit facility with PNC Bank. Under the terms of the line of credit, the separate series of the Trust (including the Fund) may borrow up to $20,000,000 on a short-term basis with interest accruing at the Federal Funds Rate plus 0.75%. Any interest expense on the line of credit is paid by the Advisor under the comprehensive management fee arrangement described in Note 4. As of June 30, 2008, the Fund had no outstanding borrowings under this line of credit facility.

Use of Estimates    In preparing financial statements in accordance with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Torray Institutional Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2008 (unaudited)

NOTE 2 — SHARES OF BENEFICIAL INTEREST TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	Six months ended 06/30/08		Year ended 12/31/07
	Shares	Amount	Shares	Amount
Shares issued	21,330	$1,602,606	69,035	$7,712,634
Reinvestments of dividends and distributions	14,965	1,014,702	242,642	19,904,789
Shares redeemed	(174,195)	(13,024,731)	(1,628,646)	(166,080,714)

	(137,900)	$(10,407,423)	(1,316,969)	$(138,463,291)

Officers, Trustees and affiliated persons of The Torray Institutional Fund and their families directly or indirectly control 214,858 shares or 48.84% of the Fund.

NOTE 3 — INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2008, aggregated $8,010,316 and $20,388,263, respectively.

NOTE 4 — MANAGEMENT FEES

Pursuant to the Management Contract, Torray LLC provides investment advisory and administrative services to the Fund. The Fund pays Torray LLC a management fee, computed daily and payable monthly at the annual rate of 0.85% of the Fund’s average daily net assets. For the six months ended June 30, 2008, The Torray Institutional Fund paid comprehensive management fees of $174,813. The Fund pays the manager a single comprehensive management fee which covers all operating expenses of the Fund including the investment advisory and administrative services provided by the manager as well as all miscellaneous costs incurred in connection with the ongoing operation of the Fund including transfer agency, custody, professional, and registration fees.

Certain officers and trustees of the Fund are also officers and/or shareholders of Torray LLC.

NOTE 5 — TAX MATTERS

Distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

The Torray Institutional Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2008 (unaudited)

The tax character of distributions paid during the year ended December 31, 2007 was as follows:

2007
Distributions paid from:
Ordinary income	$2,747,638
Long-term capital gain	17,210,695

$19,958,333

The primary difference between book basis and tax basis distributions is differing book and tax treatment of short-term capital gains.

The following information is based upon the book basis of investment securities as of June 30, 2008:

Gross unrealized appreciation	$1,928,502
Gross unrealized depreciation	(5,129,679)

Net unrealized depreciation	$(3,201,177)

Cost	$32,491,297

NOTE 6 — COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

The Torray Institutional Fund

PORTFOLIO HOLDINGS, PROXY VOTING AND PROCEDURES

As of June 30, 2008 (unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-443-3036; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-443-3036; and on the Commission’s website at http://www.sec.gov.

The Torray Institutional Fund

ABOUT YOUR FUND’S EXPENSES

As of June 30, 2008 (unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees, and other fund expenses. Operating expenses, which are deducted directly from the Fund’s gross income, directly reduce the investment return of the Fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates the Fund’s cost in two ways:

Actual Fund Return    This section helps you estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period” on the next page.

Hypothetical 5% Return    This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, and that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transactions fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculation assumes no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

The Torray Institutional Fund

ABOUT YOUR FUND’S EXPENSES (continued)

As of June 30, 2008 (unaudited)

More information about the Fund’s expenses, including recent annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period *
Based on Actual Fund Return	$1,000.00	$851.70	$3.91
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.64	$4.27

*	Expenses are equal to the Fund’s annualized expense ratio of 0.85% for the period, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

TRUSTEES

Carol Crawford

Bruce C. Ellis

William M Lane

Robert P. Moltz

Wayne H. Shaner

INVESTMENT ADVISOR

Torray LLC

OFFICERS

Robert E. Torray

William M Lane

Fred M. Fialco

Shawn M. Hendon

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Briggs, Bunting & Dougherty, LLP

Two Penn Center Plaza, Suite 820

Philadelphia, PA 19102-1732

TRANSFER AGENT

PNC Global Investment Servicing

101 Sabin Street

Pawtucket, RI 02860-1427

LEGAL COUNSEL

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006

Distributed by PFPC Distributors, Inc.

760 Moore Road, King of Prussia, PA 19406-1212

Date of first use, August 2008

This report is not authorized for distribution to

prospective investors unless preceded or accompanied

by a current prospectus. All indices are unmanaged

groupings of stocks that are not available for

investment.

The

TORRAY

INSTITUTIONAL

FUND

SEMI-ANNUAL REPORT

June 30, 2008

The Torray Institutional Fund

Suite 1100

7501 Wisconsin Avenue

Bethesda, Maryland 20814-6523

(301) 493-4600

(800) 443-3036

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                                   The Torray Fund

By (Signature and Title)*            /s/ Robert E. Torray

                                                      Robert E. Torray, President

                                                      (principal executive officer)

Date                 8/29/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Robert E. Torray

                                                      Robert E. Torray, President

                                                      (principal executive officer)

Date                 8/29/08

By (Signature and Title)*            /s/ William M Lane

                                                      William M Lane, Treasurer

                                                      (principal financial officer)

Date                 8/29/08

*	Print the name and title of each signing officer under his or her signature.